Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share consist of the following:

	For the 6 months ended September 30, 2024	For the 6 months ended September 30, 2024
	(US$)	(US$)
Profit/(Loss) for the year available to common shareholders other than Minority Interest	$648,972	$(1,281,940)
Weighted average number of common shares	5,217,838	646,012
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.12	$(1.98)
Diluted earnings/(loss) per common share	$0.12	$(1.98)